Consolidated Statements of Other Comprehensive Income (Loss) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
CONSOLIDATED INCOME (LOSS) FOR THE YEAR	$ 443,360	$ 276,237	$ (826,155)
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Debt instruments at fair value through other comprehensive income	41,668	(166,448)	(8,235)
Exchange differences on investment in Colombia and New York branch	(79,139)	59,221	(71,771)
Gain (loss) from hedge of net investments in foreign operations	(42,102)	(26,422)	80,722
Gain (loss) from cash flows hedges	(25,774)	46,270	(5,682)
Other comprehensive income (loss) before income taxes	(105,347)	(87,379)	(4,966)
Income taxes related to debt instruments at FV through OCI	(7,799)	10,569	1,558
Income taxes related to hedge of net investment in foreign operations	3,749	18,417	(21,795)
Income taxes related to cash flows hedges	15,882	(19,092)	(3,034)
Income taxes on other comprehensive income (loss)	11,832	9,894	(23,271)
Other comprehensive income (loss) which may be reclassified subsequently to profit or loss, net of income taxes	(93,515)	(77,485)	(28,237)
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY NOT BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Defined benefits obligations	2,309	3,409	(3)
Income taxes related to defined benefits obligations	(1,061)	(274)	(19)
Changes in the fair value of equity investments at fair value through other comprehensive income	1,739	(484)	356
Other comprehensive loss which may not be reclassified subsequently to profit or loss, net of income taxes	2,987	2,651	334
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(90,528)	(74,834)	(27,903)
CONSOLIDATED COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	352,832	201,403	(854,058)
Attributable to:
Equity holders of the Bank	352,962	192,779	(828,700)
Non-controlling interest	$ (130)	$ 8,624	$ (25,358)